----------------------------
                                                            OMB APPROVAL
                                                    ----------------------------
                                                      OMB Number:    3235-0578

                                                      Expires:  April 30, 2010

                                                      Estimated average burden
                                                      hours per response: 10.5
                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-07677
                                     -------------------------------------------

                          Profit Funds Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

8401 Colesville Road, Suite 320        Silver Spring, Maryland        20910
--------------------------------------------------------------------------------
            (Address of principal executive offices)                (Zip code)

                                Eugene A. Profit

Profit Investment Management    8401 Colesville Road    Silver Spring, MD 20910
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   (301) 650-0059
                                                      --------------------------

Date of fiscal year end:       September 30, 2007
                            ----------------------------------------------------

Date of reporting period:      June 30, 2007
                            ----------------------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE PROFIT FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
================================================================================

  SHARES    COMMON STOCKS - 100.0%                                   VALUE
--------------------------------------------------------------------------------

            AEROSPACE & DEFENSE - 6.5%
   2,600    General Dynamics Corp.                              $       203,372
   4,008    Rockwell Collins, Inc.                                      283,125
   3,500    United Technologies Corp.                                   248,255
                                                                ---------------
                                                                        734,752
                                                                ---------------
            BIOTECHNOLOGY - 3.4%
   4,027    Amgen, Inc. (a)                                             222,653
   2,138    Genentech, Inc. (a)                                         161,761
                                                                ---------------
                                                                        384,414
                                                                ---------------
            BUILDING MATERIALS - 1.3%
   2,584    American Standard Cos., Inc.                                152,404
                                                                ---------------

            COMMERCIAL SERVICES - 1.9%
   3,424    Moody's Corp.                                               212,973
                                                                ---------------

            COMPUTERS - 5.8%
  23,516    EMC Corp. (a)                                               425,640
  12,150    Western Digital Corp. (a)                                   235,102
                                                                ---------------
                                                                        660,742
                                                                ---------------
            COSMETICS/PERSONAL CARE - 1.9%
   3,258    Colgate-Palmolive Co.                                       211,281
                                                                ---------------

            DIVERSIFIED FINANCIAL SERVICES - 8.3%
   3,000    American Express Co.                                        183,540
     750    Blackstone Group LP (The) (a)                                21,953
   9,558    E*Trade Financial Corp. (a)                                 211,136
     672    Goldman Sachs Group, Inc.                                   145,656
   1,538    Legg Mason, Inc.                                            151,308
   2,988    Lehman Brothers Holdings, Inc.                              222,666
                                                                ---------------
                                                                        936,259
                                                                ---------------
            ELECTRONICS - 2.4%
   3,600    Garmin Ltd.                                                 266,292
                                                                ---------------

            ENVIRONMENTAL CONTROL - 2.0%
   5,690    Waste Management, Inc.                                      222,195
                                                                ---------------

            FOOD - 1.7%
   4,999    Whole Foods Market, Inc.                                    191,462
                                                                ---------------

            HEALTH CARE PRODUCTS - 7.1%
   6,398    Cytyc Corp. (a)                                             275,818
   3,645    Johnson & Johnson                                           224,605
   5,934    Medtronic, Inc.                                             307,737
                                                                ---------------
                                                                        808,160
                                                                ---------------

THE PROFIT FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================

  SHARES    COMMON STOCKS - 100.0% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

            HEALTH CARE SERVICES - 3.2%
   3,844    Quest Diagnostics, Inc.                             $       198,543
   3,272    UnitedHealth Group, Inc.                                    167,330
                                                                ---------------
                                                                        365,873
                                                                ---------------
            INSURANCE - 5.3%
   4,345    AFLAC, Inc.                                                 223,333
       2    Berkshire Hathaway, Inc. - Class A (a)                      218,950
   1,655    Hartford Financial Services Group, Inc. (The)               163,034
                                                                ---------------
                                                                        605,317
                                                                ---------------
            LEISURE TIME - 0.9%
   2,201    Carnival Corp.                                              107,343
                                                                ---------------

            LODGING - 1.5%
   3,920    Marriott International, Inc. - Class A                      169,501
                                                                ---------------

            MACHINERY - CONSTRUCTION & MINING - 2.8%
   4,000    Caterpillar, Inc.                                           313,200
                                                                ---------------

            MEDIA - 4.2%
     552    Citadel Broadcasting Corp.                                    3,560
   7,952    Comcast Corp. - Class A (a)                                 223,610
   7,199    Walt Disney Co. (The)                                       245,774
                                                                ---------------
                                                                        472,944
                                                                ---------------
            MINING - 1.4%
   4,065    Alcoa, Inc.                                                 164,754
                                                                ---------------

            MISCELLANEOUS MANUFACTURING - 6.3%
   2,362    3M Co.                                                      204,998
   3,161    Danaher Corp.                                               238,656
   6,940    General Electric Co.                                        265,663
                                                                ---------------
                                                                        709,317
                                                                ---------------
            OIL & GAS - 6.6%
   2,911    Exxon Mobil Corp.                                           244,175
   3,310    GlobalSanteFe Corp.                                         239,147
   4,333    XTO Energy, Inc.                                            260,413
                                                                ---------------
                                                                        743,735
                                                                ---------------
            PHARMACEUTICALS - 5.1%
   3,708    Barr Pharmaceuticals, Inc. (a)                              186,253
  10,050    Gilead Sciences, Inc. (a)                                   389,638
                                                                ---------------
                                                                        575,891
                                                                ---------------
            RETAIL - 8.6%
   1,560    Kohl's Corp. (a)                                            110,807
   9,879    Staples, Inc.                                               234,429
   4,287    Tiffany & Co.                                               227,468
   1,924    Walgreen Co.                                                 83,771
   6,594    Wal-Mart Stores, Inc.                                       317,237
                                                                ---------------
                                                                        973,712
                                                                ---------------

THE PROFIT FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================

  SHARES    COMMON STOCKS - 100.0% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

            SEMICONDUCTORS - 2.6%
  12,457    Intel Corp.                                         $       295,978
                                                                ---------------

            SOFTWARE - 1.9%
   6,418    Citrix Systems, Inc. (a)                                    216,094
                                                                ---------------

            TELECOMMUNICATIONS - 4.8%
  11,248    Cisco Systems, Inc. (a)                                     313,257
   5,662    Verizon Communications, Inc.                                233,105
                                                                ---------------
                                                                        546,362
                                                                ---------------
            TRANSPORTATION - 2.5%
   6,299    CSX Corp.                                                   283,959
                                                                ---------------

            TOTAL COMMON STOCKS (Cost $9,139,079)               $    11,324,914
                                                                ---------------

================================================================================

  SHARES    MONEY MARKET FUNDS - 1.6%                                VALUE
--------------------------------------------------------------------------------

  92,674    Evergreen Institutional Cash Portfolio - Government $        92,674
  92,674    Fidelity Institutional Cash Portfolio - Government           92,674
                                                                ---------------
            TOTAL MONEY MARKET FUNDS (Cost $185,348)            $       185,348
                                                                ---------------

            TOTAL INVESTMENT SECURITIES AT VALUE - 101.6%
              (Cost $9,324,427)                                 $    11,510,262

            LIABILITIES IN EXCESS OF OTHER ASSETS  - (1.6%)            (185,855)
                                                                ---------------

            NET ASSETS - 100.0%                                 $    11,324,407
                                                                ===============

            (a)   Non-income producing security.

See accompanying notes to portfolio of investments.

THE PROFIT FUND
NOTES TO PORTFOLIO OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SECURITIES VALUATION

      The Profit Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

2.    SECURITY TRANSACTIONS

      Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

      The following is computed on a tax basis as of June 30, 2007:

                  Cost of portfolio investments      $  9,324,427
                                                     ============

                  Gross unrealized appreciation      $  2,344,396
                  Gross unrealized depreciation          (158,561)
                                                     ------------

                  Net unrealized appreciation        $  2,185,835
                                                     ============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Profit Funds Investment Trust


By (Signature and Title)*  /s/ Eugene A. Profit
                           -----------------------------------------------
                           Eugene A. Profit, President

Date  August 22, 2007
      -----------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Eugene A. Profit
                           -----------------------------------------------
                           Eugene A. Profit, President

Date  August 22, 2007
      -----------------------------------------------


By (Signature and Title)*  /s/ Mark J. Seger
                           -----------------------------------------------
                           Mark J. Seger, Treasurer

Date  August 22, 2007
      -----------------------------------------------

* Print the name and title of each signing officer under his or her signature.